                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         John Kornreich
Address:      767 Fifth Avenue, 45th Floor
              New York, NY 10153

Form 13F File Number: 28-2461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John Kornreich
Title:
Phone:   212-754-8100

Signature, Place, and Date of Signing:

         /s/ John Kornreich      New York, New York    8/10/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[ X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-06285                 Sandler Capital Management
         [Repeat as necessary.]
































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     33

Form 13F Information Table Value Total:     $26,680
                                             [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   None

         [Repeat as necessary.]
























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

                                                   Form 13F INFORMATION TABLE
                                                          June 30, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------         ---------   --------      --------
                                               MARKET
                    TITLE          CUSIP       VALUE     SHRS OR  SH/  PUT/  INVESTMENTS   OTHER      VOTING AUTHORITY
NAME OF ISSUER      OF CLASS       NUMBER      (X000s)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS  SOLE  SHARED  NONE
--------------      --------       ------      -------   -------  ---  ----  -----------   --------  ----  ------  ----


ADELPHIA COMMUNI-
  CATIONS CORP         COMMON      006848105     1573     38355    SH         SOLE         None       38355   0    0
AOL TIME WARNER        COMMON      00184A105     1988     37500    SH         SOLE         None       37500   0    0
ARCH WIRELESS INC      COMMON      039392105        2     15000    SH         SOLE         None       15000   0    0
ARCH WIRELESS INC
  WRNTS 9/1/2001       WARRANT     039392113        0     77780    SH         SOLE         None       77780   0    0
AT&T CORP COM          COMMON      001957109      565     25689    SH         SOLE         None       25689   0    0
AT&T CORP LIBERTY
  MEDIA GROUP          COMMON      001957208     4299    245792    SH         SOLE         None      245792   0    0
AT&T WIRELESS GROUP
  TRACKING S           COMMON      001957406      818     50000    SH         SOLE         None       50000   0    0
BELLSOUTH CORP COM     COMMON      079860102      604     15000    SH         SOLE         None       15000   0    0
CABLEVISION NY GROUP
  CLASS A              COMMON      12686C109     1170     20000    SH         SOLE         None       20000   0    0
CHARTER COM INC.
  CLASS A COM S        COMMON      16117M107      584     25000    SH         SOLE         None       25000   0    0
CISCO SYS INC COM      COMMON      17275R102      410     22500    SH         SOLE         None       22500   0    0
FOX ENTERTAINMENT
  GROUP INC CL         COMMON      35138T107      977     35000    SH         SOLE         None       35000   0    0
GENERAL MOTORS CLASS
  H COM                COMMON      370442832      209     10000    SH         SOLE         None       10000   0    0
INFORMIX CORP COM      COMMON      456779107      292     50000    SH         SOLE         None       50000   0    0
INTEL CORP COM         COMMON      458140100      439     15000    SH         SOLE         None       15000   0    0
MCCLATCHY CO CL A COM  COMMON      579489105      235      6000    SH         SOLE         None        6000   0    0
MCLEODUSA INC CL A COM COMMON      582266102      184     40000    SH         SOLE         None       40000   0    0
MICROSOFT CORP COM     COMMON      594918104     1095     15000    SH         SOLE         None       15000   0    0
MILLICOM INTL CELLULAR
   S A COM             COMMON      L6388F102      801     31900    SH         SOLE         None       31900   0    0
NEWS CORP LTD SPONS
  ADR REPSTG           ADRS STOCKS 652487802     1620     50000    SH         SOLE         None       50000   0    0
NEXTEL COMMUNICATIONS
   INC                 COMMON      65332V103      963     55000    SH         SOLE         None       55000   0    0
NTL INCORPORATED COM   COMMON      629407107      362     30000    SH         SOLE         None       30000   0    0
ORACLE CORPORATION
  U SD.01 COM          COMMON      68389X105      950     50000    SH         SOLE         None       50000   0    0
PAXSON COMMUNICATIONS
   CORP                COMMON      704231109      402     30000    SH         SOLE         None       30000   0    0


                                4




PRIMEDIA INC COM STK   COMMON      74157K101      340     50000    SH         SOLE         None       50000   0    0
RAINBOW MEDIA GROUP    COMMON      12686C844      258     10000    SH         SOLE         None       10000   0    0
SINCLAIR BROADCAST
  GROUP INC C          COMMON      829226109      371     36000    SH         SOLE         None       36000   0    0
SPRINT CORP (PCS
  GROUP)               COMMON      852061506      604     25000    SH         SOLE         None       25000   0    0
TELECOM HLDRS STOCK
  US ETFS              US ETF'S-
                       US TR       87927P200      886     17500    SH         SOLE         None       17500   0    0
TELEWEST  COMMUNI-
  CATIONS PLC          ADRS STOCKS 87956P105      127     10000    SH         SOLE         None       10000   0    0
VIACOM INC CL B COM    COMMON      925524308      647     12500    SH         SOLE         None       12500   0    0
VIVENDI SPONSORED ADR  ADRS STOCKS 92851S204      435      7500    SH         SOLE         None        7500   0    0
VODAFONE GROUP PLC ADR ADRS STOCKS 92857W100     2470    110500    SH         SOLE         None      110500   0    0
                                       Total: $26,680
                                          [Thousands]





































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